SHARE-BASED COMPENSATION - Schedule of Assumptions in the Binomial Option-Pricing Model used to Determine the Fair Value of Stock Options (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
SHARE-BASED COMPENSATION
Expected term (in years)	10 years	10 years
Expected dividend yield	0.00%	0.00%
Maximum
SHARE-BASED COMPENSATION
Fair value of ordinary shares on the date of option grant (US$)	$ 18.09	$ 3.27
Risk-free interest rate	2.00%	1.70%
Expected volatility	59.80%	59.00%
Expected early exercise multiple	2.8x	2.8x
Minimum
SHARE-BASED COMPENSATION
Fair value of ordinary shares on the date of option grant (US$)	$ 6.78	$ 1.84
Risk-free interest rate	1.60%	0.82%
Expected volatility	58.80%	56.50%
Expected early exercise multiple	2.2x	2.2x